Employee Benefits	12 Months Ended
Jun. 30, 2018
Employee Benefits [Abstract]
Employee Benefits
RETIREMENT BENEFIT OBLIGATION

ACCOUNTING POLICY

The group provides medical cover to current employees and certain retirees through certain funds. The medical accounting costs for the defined benefit plan are assessed using the projected unit credit method. The health care obligation is measured at the present value of the estimated future cash outflows using government bond interest rates consistent with the terms and risks of the obligation. Actuarial gains and losses as a result of these valuations are recognised in other comprehensive income (OCI) at revaluation date. Actuarial gains and losses recognised in OCI will not be recycled to profit or loss. The future liability for current and retired employees and their dependants is accrued in full based on actuarial valuations obtained annually.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

An updated actuarial valuation is carried out at the end of each financial year. Assumptions used to determine the liability include a discount rate of 9.8%, no increases in employer subsidies (in terms of the agreement) and mortality rates according to the SA 1956/62 mortality table (SA “”a mf”” tables) (retirement age of 65) and a medical inflation rate of 7.9% (2017: discount rate of 10.0%, retirement age of 60 and 8.0% inflation rate) (2016: discount rate of 9.7%, retirement age of 60 and 7.7% inflation rate).

Management determined the discount rate by assessing government bonds with similar terms to the liability. The changes to the discount rate and medical inflation rate are similar to changes in interest and inflation rates in South Africa.

(a) Pension and provident funds
The group contributes to several pension and provident funds governed by the Pension Funds Act, 1956 for the employees of its South African subsidiaries. The pension funds are multi-employer defined contribution industry plans. The group’s liability is therefore limited to its monthly determined contributions. The provident funds are funded on a “monetary accumulative basis” with the member’s and employer’s contributions having been fixed in the constitution of the funds.
The Australian group companies make contributions to each employee’s superannuation (pension) funds in accordance with the Superannuation Guarantee Scheme (SGS). The SGS is a Federal Government initiative enforced by law which compels employers to make regular payments to regulated funds providing for each employee on their retirement. The SGS were set at a minimum of 9.5% of gross salary and wages for the 2018 year (2017: 9.5%). The fund is a defined contribution plan.
The PNG Superannuation Act 2002 requires a compulsory employer contribution of 8.4% (2017: 8.4%) into an approved superannuation (pension) fund if an employee is appointed for a period of three months or more. The approved superannuation funds are defined contribution plans.
Substantially all the group’s employees are covered by the above mentioned retirement benefit plans. Funds contributed by the group for the 2018 financial year amounted to US$49.0 million (2017: US$40.6 million).
(b) Post-retirement benefits other than pensions
Harmony inherited a post-retirement medical benefit obligation, which existed at the time of the Freegold acquisition in 2002. The group also inherited various post-retirement medical benefit obligations with the acquisition of the Moab Khotsong operations (refer to note 14). Given the materiality of these new obligations, the details have not been included in the discussion below. Except for the abovementioned employees, Harmony has no other post-retirement obligation for the other group employees.
The group’s obligation is to pay a subsidy of 2% for every completed year of employment up to a maximum of 50% of total medical aid contributions, commencing on date of retirement. Should the employee die, either in service or after retirement, this benefit will transfer to his/her dependants. The medical aid tariffs are based on the Bestmed medical scheme (Bestmed) options.
The liability is unfunded and will be settled out of cash and cash equivalents when it becomes due. The liability is based on an actuarial valuation conducted during the year ended 30 June 2018, using the projected unit credit method. The next actuarial valuation will be performed on 30 June 2019.

28	RETIREMENT BENEFIT OBLIGATION continued
(b) Post-retirement benefits other than pensions continued
The principal actuarial assumptions used to determine the present value of unfunded obligations are discussed above. In addition the following was also considered:

●
It is assumed that all Continuation and Widow Members (CAWMs) will remain on the current benefit option and income band. For employed members, post-employment contributions were assumed to be equal to the average payable for the current CAWMs membership;

●	It is assumed that not all employed members will remain employed until retirement therefore estimated resignation and ill-health retirement rates are also taken into account;

●	It is assumed that 90% of employed members will be married at retirement or earlier death and that wives are four years younger than their husbands.
Through the post-employment medical plan, the group is exposed to a number of risks, the most significant of which are discussed below:

●	Change in bond yields: A decrease in the bond yields will increase the plan liability.

●	Inflation risk: The obligation is linked to inflation and higher inflation will lead to a higher liability.

●	Life expectancy: The obligation is to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the plan’s liabilities.
The net actuarial loss for 2018 was mainly due to exits of employed and retired members being lower than expected and actual subsidy inflation being higher than assumed (2017: net actuarial gain was mainly exits of current employees being higher than expected, partially offset by exits of CAWMS being lower than expected and the actual subsidy inflation being higher than assumed).

	US dollar
Figures in million	2018	2017

Present value of unfunded obligations	13	14

Current employees	4	5
Retired employees	9	9

Movement in the liability recognised in the balance sheet

Balance at beginning of year	14	11
Contributions paid	(1)	(1)
Finance costs	1	1
Net actuarial (gain)/loss recognised during the year[1]	(1)	—
Moab Khotsong acquisition (refer to note 14)	1	—
Translation	(1)	3

Balance at end of year	13	14

[1] The net actuarial (gain)/loss has been recorded in other comprehensive income.

	US dollar
Figures in million	2018	2017

The net liability of the defined benefit plan is as follows:

Present value of defined benefit obligation	13	14
Fair value of plan assets	—	—

Net liability of defined benefit plan	13	14

28	RETIREMENT BENEFIT OBLIGATION continued
(b) Post-retirement benefits other than pensions continued
The effect of a percentage point increase and decrease in the assumed medical cost trend rate is as follows:

	US dollar
Figures in million	2018	2017

Effect of a 1% increase on:

Aggregate of service cost and finance costs	—	—
Defined benefit obligation	2	2

Effect of a 1% decrease on:

Aggregate of service cost and finance costs	—	—
Defined benefit obligation	(1)	(1)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The analysis is performed on the same basis for 2017.
The group expects to contribute approximately US$0.7 million to the benefit plan in 2019.
The weighted average duration of the defined benefit obligation is 14 years.
EMPLOYEE BENEFITS

ACCOUNTING POLICY

•
Pension, provident and medical benefit plans are funded through monthly contributions. The group pays fixed contributions into a separate entity in terms of the defined contribution pension, provident and medical plans which are charged to the income statement in the year to which they relate. The group's liability is limited to its monthly determined contributions and it has no further liability, legal or constructive, if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. Refer to note 28 for details of the post-retirement medical benefit plan.

•
Termination benefits are payable when employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The group recognises termination benefits at the earlier of the following dates: (a) when the group can no longer withdraw the offer of those benefits; and (b) when the entity recognises costs for a restructuring that is within the scope of IAS 37 and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after balance sheet date are discounted to present value.

33	EMPLOYEE BENEFITS continued

	2018	2017

Number of permanent employees as at 30 June:

South African operations[1]	32 520	26 478
International operations[2]	1 511	1 403

Total number of permanent employees	34 031	27 881

	US dollar
Figures in million	2018	2017

Aggregate earnings

The aggregate earnings of employees including directors were:

Salaries and wages and other benefits	695	563
Retirement benefit costs	49	41
Medical aid contributions	18	15

Total aggregated earnings[3]	762	619

[1] Increase in 2018 due to the acquisition of the Moab Khotsong operations.
[2] The MMJV employees included in the total is 114 (2017: 103).
[3] These amounts have been included in cost of sales, corporate expenditure and capital expenditure.
During the 2018 financial year, US$16.8 million (2017: US$6.5 million) was included in the payroll costs for termination costs. Termination costs include the cost relating to the voluntary retrenchment and restructuring process as well as retrenchments due to shaft closures (refer to note 6).